Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jul. 31, 2017
Accounting Policies [Abstract]
Basis of Consolidation
The consolidated financial statements include the accounts of Cloudera, Inc. and its wholly owned subsidiaries which are located in various countries, including the United States, Australia, China, Germany, Hungary and the United Kingdom. All intercompany balances and transactions have been eliminated upon consolidation. The financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP).

Fiscal Year	Our fiscal year ends on January 31. References to fiscal 2017, for example, refers to the fiscal year ended January 31, 2017.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant items subject to such estimates include revenue recognition, the useful lives of property and equipment and intangible assets, allowance for doubtful accounts, stock‑based compensation expense, annual bonus attainment, self‑insurance costs incurred, the fair value of tangible and intangible assets acquired and liabilities assumed resulting from business combinations, the fair value of common stock prior to our IPO, the assessment of elements in a multi‑element arrangement and the valuation assigned to each element, and contingencies. These estimates and assumptions are based on management’s best estimates and judgment. Management regularly evaluates its estimates and assumptions using historical experience and other factors; however, actual results could differ significantly from these estimates.

Segments
We operate as two operating segments – subscription and services. Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is our chief executive officer, in deciding how to allocate resources and assess performance.

Foreign Currency Translation
The functional currency of our foreign subsidiaries is the local currency. The gains and losses resulting from translating our foreign subsidiaries’ financial statements into U.S. dollars have been reported in accumulated other comprehensive loss on the consolidated balance sheet. Assets and liabilities are translated at exchange rates in effect at the balance sheet date. Equity is translated at the historical rates from the original transaction period. Revenue and expenses are translated at average exchange rates in effect during the period. Foreign currency transaction gains and losses are included in other income, net on the statement of operations.

Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of short-term, highly liquid investments with original maturities of three months or less from the date of purchase. Restricted cash represents cash on deposit with financial institutions in support of letters of credit outstanding in favor of certain landlords for office space, which includes $14.7 million in restricted cash related to a new non‑cancelable operating lease agreement to rent office space in Palo Alto, California that was entered into in September 2016.

Marketable Securities
We have investments in various marketable securities which are classified as available for sale. We determine the appropriate classification of marketable securities at the time of purchase and reevaluate such determination at each balance sheet date. The investments are adjusted for amortization of premiums and discounts to maturity and such amortization is included in interest income, net on the statement of operations. Changes in market value considered to be temporary are recorded as unrealized gains or losses in other comprehensive loss. Realized gains and losses and declines in value judged to be other than temporary on available‑for‑sale securities are included in other income (expense), net on the statement of operations. The cost of securities sold is based on the specific‑identification method.

Strategic Investments
We own interests in non‑marketable equity and debt securities, which consist of minority equity and debt investments in privately‑held companies. We report these investments at cost or marked down to fair value when an event or circumstance indicates an other‑than‑temporary decline in value has occurred. These investments are valued using significant unobservable inputs or data in an inactive market which requires judgment due to the absence of market prices and inherent lack of liquidity.

Concentration of Credit Risk and Significant Customers
Financial instruments that subject us to concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities, restricted cash, and accounts receivable. Our cash is deposited with high credit quality financial institutions. At times such deposits may be in excess of the Federal Depository Insurance Corporation insured limits. We have not experienced any losses on these deposits.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount. We generally do not require collateral and estimate the allowance for doubtful accounts based on the age of outstanding receivables, customer creditworthiness and existing economic conditions. If events or changes in circumstances indicate that specific receivable balances may be impaired, further consideration is given to the collectability of those balances and an allowance is recorded accordingly. Past‑due receivable balances are written off when internal collection efforts have been unsuccessful in collecting the amount due.

Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization of property and equipment is calculated using a straight‑line method over the estimated useful lives of the respective assets. Maintenance and repairs that do not extend the life or improve the asset are expensed when incurred.
The estimated useful lives of the Company’s assets are as follows:

Computer software	2 years
Computer equipment	2-3 years
Furniture and office equipment	3 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

We review property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. An impairment loss is recognized when the total of estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. Impairment, if any, would be assessed using discounted cash flows or other appropriate measures of fair value.

Goodwill and Intangible Assets
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill amounts are not amortized, but rather tested for impairment at least annually in November or more often if and when circumstances indicate that the carrying value may not be recoverable.
Intangible assets are amortized over their useful lives. Each period we evaluate the estimated remaining useful life of our intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.
We evaluate the recoverability of our long‑lived assets, including intangible assets, for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate. If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of these assets, then the carrying amount of such assets is reduced to fair value.

Business Combinations
We use our best estimates and assumptions to assign fair value to tangible and intangible assets acquired and liabilities assumed at the acquisition date. Such estimates are inherently uncertain and subject to refinement. We continue to collect information and reevaluate these estimates and assumptions and record any adjustments to the preliminary estimates to goodwill provided that we are within the measurement period. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

Capitalized Software Costs
Capitalization of software development costs for products to be sold to third parties begins upon the establishment of technological feasibility and ceases when the product is available for general release. There is generally no significant passage of time between achievement of technological feasibility and the availability of our software for general release, and the majority of our software is open‑source. Therefore, we have not capitalized any software costs through January 31, 2016 or 2017 or July 31, 2017. All software development costs have been charged to research and development expense in the consolidated statements of operations as incurred.

Deferred Offering Costs
Deferred offering costs, which consist of direct incremental legal, consulting, banking and accounting fees relating to anticipated equity offerings, are capitalized and have been offset against proceeds of our IPO on May 3, 2017.

Comprehensive Loss	Comprehensive loss represents the net loss for the period plus the results of certain changes to stockholders’ deficit that are not reflected in the consolidated statements of operations.
Revenue Recognition
We generate revenue from subscriptions and services. Subscription arrangements are typically one to three years in length but may be up to seven years in limited cases. Arrangements with our customers typically do not include general rights of return. Incremental direct costs incurred related to the acquisition or origination of a customer contract are expensed as incurred.
Revenue recognition commences when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collection is probable.
Subscription revenue
Subscription revenue relates to term (or time‑based) subscription agreements for both open source and proprietary software. Subscriptions include internet, email and phone support, bug fixes, and the right to receive unspecified software updates and upgrades released when and if available during the subscription term. Revenue for subscription arrangements is recognized ratably over the contractual term of the arrangement beginning on the date access to the subscription is made available to the customer.
Services revenue
Services revenue relates to professional services for the implementation and use of our subscriptions, training and education services and related reimbursable travel costs.
For time and materials and fixed fee arrangements, revenue is recognized as the services are performed or upon acceptance, if applicable. For milestone‑based arrangements, revenue is recognized upon acceptance or subsequent to completion upon the lapse of any acceptance period.
Revenue for training and education services is recognized upon delivery, except for On‑Demand Training, which is recognized ratably over the contractual term.
Multiple‑element arrangements
Arrangements with our customers generally include multiple elements such as subscription and services. We allocate revenue to each element of the arrangement based on vendor‑specific objective evidence of each element’s fair value (VSOE) when we can demonstrate sufficient evidence of the fair value. VSOE for elements of an arrangement is based upon the normal pricing and discounting practices for those elements when sold separately on a stand‑alone basis.
We have established VSOE for some of our services. If VSOE for one or more undelivered elements does not exist, revenue recognition does not commence until delivery of both the subscription and services have commenced, or when VSOE of the undelivered elements has been established. Once revenue recognition commences, revenue for the arrangement is recognized ratably over the longest service period in the arrangement.
Reseller arrangements
We recognize subscription revenue for sales through resellers or other indirect sales channels. Subscription revenue from these sales is generally recognized upon sell‑through to an end user customer. Where payments to us are believed to be contingent upon payment by the end user to the reseller, subscription revenue is not recognized until cash is collected.
Deferred revenue
Deferred revenue consists of amounts billed to or collected from customers under a binding agreement provided delivery of the related subscription and services has commenced.

Cost of Revenue
Cost of revenue for subscriptions and services is expensed as incurred. Cost of revenue for subscriptions primarily consists of personnel costs such as salaries, bonuses and benefits and stock‑based compensation for employees providing technical support for our subscription customers, allocated shared costs (including rent and information technology) and amortization of acquired intangible assets. Cost of revenue for services primarily consists of personnel costs for employees and subcontractors associated with service contracts, travel costs and allocated shared costs.

Research and Development
Research and development costs are expensed as incurred and primarily include personnel costs, contractor fees, allocated shared costs, supplies, and depreciation of equipment associated with the development of new features for our subscriptions prior to the establishment of their technological feasibility.

Advertising Costs	Advertising costs are expensed as incurred.
Stock-Based Compensation
We recognize stock‑based compensation expense for all stock‑based payments. Employee stock‑based compensation cost is estimated at the grant date based on the fair value of the equity for financial reporting purposes and is recognized as expense over the requisite service period. Prior to our IPO, fair value of our common stock for financial reporting purposes was determined considering objective and subjective factors and required judgment to determine the fair value of common stock for financial reporting purposes as of the date of each equity grant or modification. These objective and subjective factors included, but were not limited to:

•	relevant precedent transactions involving our capital stock;

•	contemporaneous valuations performed by third party specialists;

•	rights, preferences, and privileges of our redeemable convertible preferred stock relative to those of our common stock;

•	actual operating and financial performance;

•	current business conditions and financial projections;

•	likelihood of achieving a liquidity event, such as an IPO or a sale of our business;

•	the lack of marketability of our common stock, and the illiquidity of stock‑based awards involving securities in a private company;

•	recent secondary stock sales;

•	market multiples of comparable publicly‑traded companies;

•	stage of development;

•	industry information such as market size and growth; and

•	U.S. and global capital market and macroeconomic conditions.
We have elected to calculate the fair value of options based on the Black‑Scholes option‑pricing model. The Black‑Scholes model requires the use of various assumptions including expected option life and expected stock price volatility. We estimate the expected term for stock options using the simplified method due to the lack of historical exercise activity. The simplified method calculates the expected term as the midpoint between the vesting date and the contractual expiration date of the award. We estimate the options’ volatility using volatilities of a group of public companies in a comparable industry, stage of life cycle, and size. The interest rate is derived from government bonds with a similar term as the options’ expected lives. We have not declared nor do we expect to declare dividends. Therefore, there is no dividend impact on the valuation of options. We are using the straight‑line (single‑option) method for employee expense attribution for stock options.
We have granted RSUs to our employees and members of our board of directors under the 2008 Equity Incentive Plan (2008 Plan). The employee RSUs vest upon the satisfaction of both a service‑based vesting condition and a liquidity event‑related performance condition. The service‑based condition for the majority of these awards is generally satisfied pro‑rata over four years. The liquidity event‑related performance condition is satisfied upon the occurrence of a qualifying liquidity event, such as the effective date of an IPO, or six months following the effective date of an IPO. During the quarter ended April 30, 2017, the majority of RSUs were modified such that the liquidity event‑related performance condition is satisfied upon the effective date of an IPO, rather than six months following an IPO. The modification established a new measurement date for these modified RSUs. The liquidity event‑related performance condition is viewed as a performance‑based criterion for which the achievement of such liquidity event is not deemed probable for accounting purposes until the event occurs. The liquidity event‑related performance condition was achieved for the majority of our RSUs and became probable of being achieved for the remaining RSUs on April 27, 2017, the effective date of our IPO. We recognized stock‑based compensation expense using the accelerated attribution method with a cumulative catch‑up of stock‑based compensation expense in the amount of $181.5 million for the six months ended July 31, 2017, attributable to service prior to such effective date. Shares subject to RSUs in which the liquidity event-related performance condition was satisfied upon the effective date of the IPO will be issued on a date to be determined by the board of directors that will be after the second full trading day following the release of earnings by us for the second quarter of fiscal 2018 to the extent the service‑based condition has been met.
Prior to our IPO, stock‑based compensation expense was also recorded when a holder of an economic interest in Cloudera purchased shares from an employee for an amount in excess of the fair value of the common stock at the time of the purchase. We recognized any excess value transferred in these transactions as stock‑based compensation expense in the consolidated statement of operations.
Options and other equity awards granted to non‑employees are accounted for at their estimated fair value using the Black‑Scholes method. These awards are subject to periodic re‑measurement over the period during which services are rendered. Stock‑based compensation expense is recognized over the vesting period on a straight‑line basis.

Income Taxes
We account for income taxes under the liability method, whereby deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when, in management’s estimate, it is more likely than not that the deferred tax asset will not be realized.
Any liability related to uncertain tax positions is recorded on the financial statements within other liabilities. Penalties and interest expense related to income taxes, including uncertain tax positions, are classified as a component of provision for income taxes, as necessary.

Net Loss Per Share Attributable to Common Stockholders
We follow the two‑class method when computing net loss per common share as we issue shares that meet the definition of participating securities. The two‑class method determines net income (loss) per common share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two‑class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Prior to the automatic conversion into shares of common stock as a result of our IPO, our redeemable convertible preferred stock contractually entitled the holders of such shares to participate in dividends, but did not contractually require the holders of such shares to participate in our losses. For periods in which we have reported net losses, diluted net loss per common share attributable to common stockholders is the same as basic net loss per common share attributable to common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti‑dilutive.

Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been or will be incurred and the amount of the liability can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

JOBS Act Accounting Election
We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. We have elected to retain the ability to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act. As a result, our financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Recently Adopted Accounting Standards
In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update, or ASU, No. 2015‑17, Balance Sheet Classification of Deferred Taxes, or ASU 2015‑17, which simplifies the presentation of deferred income taxes. ASU 2015‑17 provides presentation requirements to classify deferred tax assets and liabilities as noncurrent in a classified statement of financial position. For public business entities, this standard is effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, this standard is effective for financial statements issued for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for all entities as of the beginning of an interim or annual reporting period. We early adopted this standard prospectively in fiscal 2017 which did not have a material impact on our consolidated financial statements.
In November 2016, the FASB issued ASU No. 2016‑18, Statement of Cash Flows (Topic 230): Restricted Cash, or ASU 2016‑18. ASU 2016‑18 requires that the statement of cash flows explains the change during the period in the total cash, cash equivalents, and restricted cash. For public entities, this standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, this standard is effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. This standard should be applied retrospectively and early adoption is permitted, including adoption in an interim period. We early adopted this standard in fiscal 2017 and have retroactively adjusted the consolidated statements of cash flows for all periods presented.
In March 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016‑09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share‑Based Payment Accounting, or ASU 2016‑09, which simplifies the accounting and reporting of share‑based payment transactions, including adjustments to how excess tax benefits and payments for tax withholdings should be classified and provides the election to eliminate the estimate for forfeitures. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for any entity in any interim or annual period for which financial statements have not been issued or made available for issuance. We early adopted this standard in the first quarter of fiscal 2018. As a result of this adoption, we have elected to account for forfeitures as they occur. The adoption of this standard did not have a material impact on our consolidated financial statements.
Recently Issued Accounting Standards
In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606), or ASU 2014‑09, which amended the existing FASB Accounting Standards Codification. ASU 2014‑09 establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services and also provides guidance on the recognition of costs related to obtaining and fulfilling customer contracts. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period.  For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted.
We are currently in the process of assessing the adoption methodology, which allows ASU 2014‑09 to be applied either retrospectively to each prior period presented or with the cumulative effect recognized as of the date of initial application. Our final determination will depend on a number of factors, such as the significance of the impact of the new standard on our financial results, system readiness, including that of software procured from third‑party providers, and our ability to accumulate and analyze the information necessary to assess the impact on prior period financial statements, as necessary.
We are also currently evaluating the impact ASU 2014‑09 will have on our consolidated financial statements. We are in the initial stages of our evaluation of the impact of ASU 2014‑09 on our accounting policies, processes, and system requirements. We have assigned internal resources in addition to engaging third party service providers to assist in the evaluation. While we continue to assess all potential impacts under ASU 2014‑09, there is the potential for significant impacts on the timing of our revenue recognition and contract acquisition costs, such as sales commissions. Accounting for certain sales commissions under ASU 2014‑09 is different than our current accounting policy which is to expense sales commissions as incurred whereas such costs will be deferred and amortized under ASU 2014‑09. Additionally, we preliminarily believe that the amortization period for such deferred commission costs will be longer than the contract term, as ASU 2014‑09 requires entities to determine whether the costs relate to specific anticipated contracts.
While we continue to assess the potential impacts of ASU 2014‑09, including the areas described above, and anticipate ASU 2014‑09 could have a material impact on our consolidated financial statements, we do not know and cannot reasonably estimate the quantitative impact on our financial statements at this time.
In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), or ASU 2016‑02, which requires lessees to record most leases on their balance sheets but recognize the expenses on their income statements in a manner similar to current practice. ASU 2016‑02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right‑to‑use asset for the right to use the underlying asset for the lease term. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
In June 2016 the FASB issued ASU No. 2016‑13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, or ASU 2016‑13. ASU 2016‑13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2019, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2020, including interim periods within that reporting period. Earlier adoption is permitted in our first interim period in fiscal 2020. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
In August 2016, the FASB issued ASU No. 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, or ASU 2016‑15. ASU 2016‑15 identifies how certain cash receipts and cash payments are presented and classified in the Statement of Cash Flows. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. This standard should be applied retrospectively and early adoption is permitted, including adoption in an interim period. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, or ASU 2016-16. ASU 2016-16 requires entities to recognize the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2017. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted as of the beginning of an annual period. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017‑04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, or ASU 2017‑04. ASU 2017‑04 simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. For public entities, this standard is effective for annual reporting periods beginning after December 15, 2019, including interim periods within that reporting period. For all other entities, this standard is effective for annual reporting periods beginning after December 15, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We are currently evaluating the impact that this standard will have on our consolidated financial statements.
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting, or ASU 2017-09, which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. Under ASU 2017-09, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. This standard is effective for all entities for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is permitted. We are currently evaluating the impact that this standard will have on our consolidated financial statements.

Reclassifications
Certain reclassifications to the consolidated statement of operations for the year ended January 31, 2016 were made to conform to the current year presentation. These reclassifications include cost of revenue and operating expenses.